FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002

 Principal
 Amount                                                                  Value

             Mortgage Backed Securities--99.4%
             Federal Home Loan Mortgage Corporation--11.6%
$12,177,075  6.000%, 5/1/2014 - 8/1/2032                           $12,625,213
 30,690,992  6.500%, 7/1/2014 - 9/1/2032                            32,083,898
  9,164,621  7.000%, 12/1/2011 - 4/1/2032                            9,640,916
  8,441,898  7.500%, 12/1/2022 - 7/1/2031                            8,981,602
  5,822,514  8.000%, 5/1/2006 - 3/1/2031                             6,249,514
    105,858  8.500%, 9/1/2025 - 1/1/2026                               114,929
    189,674  9.000%, 5/1/2017                                          209,294
     15,968  9.500%, 4/1/2021                                           17,709
                 Total                                              69,923,075
             Federal National Mortgage Association--75.3%
 37,000,000(1)5.000%, 2/1/2017                                       37,867,280
 50,704,473(1)5.500%, 1/1/2009 - 10/1/2032                           51,985,706
 130,921,50(1)6.000%, 7/1/2006 - 12/1/2032                           135,840,455
 137,076,03(1)6.500%, 5/1/2006 - 11/1/2032                           142,868,893
 63,075,075(1)7.000%, 2/1/2008 - 11/1/2032                           66,395,900
 13,063,118   7.500%, 6/1/2011 - 1/1/2032                            13,896,175
  3,135,929   8.000%, 7/1/2023 - 3/1/2031                             3,387,611
     31,746   8.500%, 3/1/2030                                           34,306
    144,045   9.000%, 11/1/2021 - 6/1/2025                              157,919
                 Total                                              452,434,245
             Government National Mortgage Association--12.5%
  7,310,064  6.000%, 10/15/2028 - 12/15/2031                         7,622,905
 24,519,583  6.500%, 10/15/2028 - 7/15/2032                         25,753,582
 17,891,316  7.000%, 11/15/2027 - 1/15/2032                         18,979,683
 10,127,567  7.500%, 6/20/2007 - 1/15/2031                          10,815,037
  7,207,648  8.000%, 2/15/2010 - 11/15/2030                          7,790,420
  2,903,811  8.500%, 11/15/2021 - 11/15/2030                         3,157,479
     97,350  9.000%, 10/15/2016 - 6/15/2025                            107,501
     73,479  9.500%, 10/15/2020 - 2/15/2025                             81,522
    910,750  12.000%, 4/15/2015 - 6/15/2015                          1,041,953
                 Total                                              75,350,082
                 Total Mortgage Backed Securities (identified       597,707,402
                 cost $578,400,352)

             Repurchase Agreements--34.0%
 50,000,000  2,3 Interest in $50,000,000 joint repurchase agreement  50,000,000 with Credit Suisse First Boston Corp., 1.30%
             dated  12/17/2002, to be repurchased at
             $50,063,194 on 1/21/2003 collateralized by U.S.
             government agencies with various maturities to 2032
 50,000,000  2,3 Interest in $50,000,000 joint repurchase agreement  50,000,000 with Goldman Sachs & Co., 1.30% dated 12/11/2002,
             to be repurchased at $50,061,389 on 1/14/2003
             collateralized by U.S. government agencies with
             various maturities to 2036
 68,000,000  2,3 Interest in $68,000.000 joint repurchase agreement  68,000,000 with Salomon Smith Barney, Inc., 1.30% dated
             12/11/2002, to be repurchased at $68,083,489 on
             1/14/2003 collateralized by U.S. government
             agencies with various maturities to 2032
 36,646,000  Interest in $36,646,000 joint repurchase agreement     36,646,000
             with UBS Warburg LLC, 1.30% dated 12/31/2002, to
             be repurchased at $36,648,647 on 1/2/2003
             collateralized by U.S. government agencies with
             various maturities to 2032
                 Total Repurchase Agreements (AT AMORTIZED COST)    204,646,000
                 Total Investments (identified cost
                 $783,046,352)4                                    $802,353,402

===========================================================================

     1 All or a portion of these securities may be subject to dollar roll transactions.
     2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.
     3 Security held as collateral for dollar roll transactions.
     4 The cost of investments for federal tax purposes amounts to $783,066,762. The net unrealized appreciation of investments on a federal tax basis amounts to $19,286,640 which is comprised of $19,335,711 appreciation and $49,071 depreciation at December 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($601,217,305) at December 31, 2002.


See Notes which are an integral part of the Financial Statements


















FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002


Assets:
Investments in repurchase agreements       $      204,646,000
Investments in securities                         597,707,402
Total investments in securities, at value
(identified cost $783,046,352)                                  $     802,353,402
Cash                                                                          921
Income receivable                                                       2,314,968
  Total assets                                                        804,669,291
Liabilities:
Payable for investments purchased          $       47,801,071
Payable for shares redeemed                           467,462
Payable for dollar roll transactions              155,140,779
Accrued expenses                                       42,674
  Total liabilities                                                   203,451,986
Net assets for 58,279,479 shares
outstanding                                                     $     601,217,305
Net Assets Consist of:
Paid in capital                                                 $     581,453,906
Net unrealized appreciation of investments                             19,307,050
Accumulated net realized gain on
investments                                                               436,008
Undistributed net investment income                                        20,341
  Total Net Assets                                              $     601,217,305
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$601,217,305 / 58,279,479 shares
outstanding                                                                $10.32


===========================================================================
See Notes which are an integral part of the Financial Statements






FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 2002

Investment Income:
Interest (net of dollar roll expense of $2,226,267)              $   29,155,979
Expenses:
Administrative personnel and services fee                   362,609
Custodian fees                                               36,122
Transfer and dividend disbursing agent fees and expenses     27,232
Directors'/Trustees' fees                                     7,723
Auditing fees                                                16,455
Legal fees                                                    4,461
Portfolio accounting fees                                   103,479
Insurance premiums                                            1,086
Miscellaneous                                                 7,691
  TOTAL EXPENSES                                            566,858
Waiver of administrative personnel and services fee       (362,609)
Net expenses                                                            204,249
Net investment income                                                28,951,730
Realized and Unrealized Gain on Investments:
Net realized gain on investments                                      1,775,463
Net change in unrealized appreciation of investments                 12,334,549
Net realized and unrealized gain on investments                      14,110,012
Change in net assets resulting from operations                  $    43,061,742



See Notes which are an integral part of the Financial Statements
===========================================================================










FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


Year Ended December 31,                           2002                  2001
Increase (Decrease) in Net Assets
Operations:
Net investment income                     $    28,951,730      $     26,941,129
Net realized gain on investments                1,775,463             6,414,834
Net change in unrealized appreciation          12,334,549           (1,039,982)
  Change in net assets resulting
  from operations                              43,061,742            32,315,981
Distributions to Shareholders:
Distributions from net investment income     (28,985,744)          (26,888,712)
Distributions from net realized gains         (1,229,213)                   ---
  Change in net assets resulting
  from distributions to shareholders         (30,214,957)          (26,888,712)
Share Transactions:
Proceeds from sale of shares                  229,200,412           147,962,500
Net asset value of shares issued to
shareholders in payment of
distributions declared                         30,214,957            26,888,712
Cost of shares redeemed                     (124,828,629)          (98,153,700)
  Change in net assets resulting
  from share transactions                     134,586,740            76,697,512
Change in net assets                          147,433,525            82,124,781
Net Assets:
Beginning of period                           453,783,780           371,658,999
End of period (including undistributed
net investment income of $20,341
and $54,355, respectively)              $     601,217,305     $     453,783,780

===========================================================================
See Notes which are an integral part of the Financial Statements

















FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2002

Increase (Decrease) in Cash
-------------------------------------------------------------------------------
Cash Flows From Operating Activities:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Change in net assets resulting from operations                      $43,061,742
===============================================================================
===============================================================================
Adjustments to reconcile change in net assets resulting
from operations to net cash used in operating activities:
-------------------------------------------------------------------------------
Purchases of investment securities                              (1,804,641,153)
-------------------------------------------------------------------------------
Paydowns on investment securities                                   117,766,167
-------------------------------------------------------------------------------
Realized loss on paydowns                                                34,026
-------------------------------------------------------------------------------
Proceeds from sale of investment securities                       1,551,088,824
-------------------------------------------------------------------------------
Net purchases of short-term investment securities                 (114,326,000)
-------------------------------------------------------------------------------
Increase in income receivable                                         (183,622)
-------------------------------------------------------------------------------
Increase in payable for accrued expenses                                 17,396
-------------------------------------------------------------------------------
Increase in payable for investments purchased                        41,736,123
-------------------------------------------------------------------------------
Net realized gain on investments                                    (1,775,463)
-------------------------------------------------------------------------------
Net unrealized appreciation on investments                         (12,334,549)
-------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                             (179,556,509)
===============================================================================
Cash Flows from Financing Activities:
-------------------------------------------------------------------------------
Cash received from dollar roll transactions, net                     75,453,603
-------------------------------------------------------------------------------
Proceeds from sale of shares                                        229,200,412
-------------------------------------------------------------------------------
Payment for shares redeemed                                       (125,101,167)
-------------------------------------------------------------------------------
   NET CASH PROVIDED BY FINANCING ACTIVITIES                        179,552,848
===============================================================================
   NET DECREASE IN CASH                                                 (3,661)
===============================================================================
Cash:
-------------------------------------------------------------------------------
Cash at beginning of the period                                           4,582
-------------------------------------------------------------------------------
Cash at end of the period                                                   921
-------------------------------------------------------------------------------


See Notes which are an integral part of the Financial Statements.











FEDERATED MORTGAGE CORE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                                   Year Ended December 31,
                                                                      Period
                                                                      Ended
                                                                    December 31,
Year Ended December 31                                                 1999  1

                                      2002       2001     2000

Net Asset Value, Beginning
of Period                             $10.04     $9.89    $9.55        $10.00
Income From Investment Operations:
Net investment income                   0.61      0.66     0.68          0.55
Net realized and unrealized
gain (loss) on investments              0.31      0.15     0.34         (0.45)
TOTAL FROM INVESTMENT OPERATIONS        0.92      0.81     1.02          0.10
Less Distributions:
Distributions from net investment
income                                (0.61)    (0.66)    (0.68)        (0.55)
Distributions from net
realized gain on investments          (0.03)       ---       ---           ---
    TOTAL DISTRIBUTIONS               (0.64)    (0.66)    (0.68)        (0.55)
Net Asset Value, End of Period        $10.32    $10.04     $9.89         $9.55
Total Return2                          9.43%     8.37%    11.15%         1.07%
Ratios to Average Net Assets:
Expenses                               0.04%     0.04%     0.05%       0.05 %3
Net investment income                  6.00%     6.56%     7.09%       6.66 %3
Expense waiver/reimbursement 4         0.08%     0.08%     0.08%       0.08 %3
Supplemental Data:
Net assets, end of period
  (000 omitted)                     $601,217   $453,784  $371,659     $258,304
Portfolio turnover                       84%        93%       81%         153%
-------------------------------------------------------------------------------


1 Reflects operations for the period from February 22, 1999 (date of initial investment) to December 31, 1999.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3    Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements



Federated Mortgage Core Portfolio
Notes to Financial Statements
December 31, 2002
---------------------------------------------------------------------------

ORGANIZATION
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios, Federated Mortgage Core Portfolio (the "Fund") and High Yield Bond Portfolio. The financial statements included herein are only for the Fund. The financial statements of the other portfolio are presented separately.
The Fund's investment objective is to provide total return by investing in U.S. Treasury bills, notes, bonds, discount notes and mortgage backed securities issued or guaranteed by the U.S. government. The Fund is an investment vehicle used by other Federated funds that invest some portion of their assets in mortgage backed securities. Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation
Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").


Repurchase Agreements
It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.
    The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.


Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. All  discounts/premiums are
accreted/amortized   for   financial   reporting   purposes  as   required.
Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes
It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.


  The tax composition of dividends was as follows:
---------------------------------------------------------------------------
Ordinary income                                                $30,214,957
Long-term capital gains                                                ---
---------------------------------------------------------------------------
As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:
---------------------------------------------------------------------------
Undistributed ordinary income                                     $484,655
Undistributed long-term capital gains                                  ---
Unrealized appreciation                                        $19,286,640
---------------------------------------------------------------------------

At year ended, there were no significant differences between the GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation in value of investments attributable to the tax deferral of losses on wash sales.

Additionally, the Fund's net capital losses of $7,898 attributable to security transactions incurred after October 31, 2002, were treated as arising on January 1, 2003, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


Dollar Roll Transactions
The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

-------------------------------------------------------------------------
Maximum amount outstanding during the period                $172,850,152
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Average amount outstanding during the period1               $107,549,800
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Average shares outstanding during the period                  47,350,048
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Average debt per share outstanding during the period                2.27
-------------------------------------------------------------------------

1. The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the year ended December 31, 2002.


Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


Other
Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

----------------------------------------------------------------------
Year Ended December 31,                     2002                 2001
----------------------------------------------------------------------
Shares sold                           22,436,674           14,765,272
-------------------------
Shares issued to
shareholders in payment                2,958,829            2,677,775
of distributions
declared
-------------------------
Shares redeemed                     (12,328,217)          (9,802,507)
----------------------------------------------------------------------
   NET CHANGE RESULTING FROM         13,067,286            7,640,540
   SHARE TRANSACTIONS
----------------------------------------------------------------------


Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee
Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

Administrative Fee
Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. FServ may voluntarily choose to waive any portion of its fee. FServ may terminate this voluntary waiver at any time at its own discretion.


Transfer and Dividend Disbursing Agent Fees and Expenses
FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.


Portfolio Accounting Fees
FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS
Purchases  and  sales  of   investments   in  long-term   U.S.   government
securities, for the year ended December 31, 2002, were as follows:

--------------------------------------------------------------------------
Purchases                                                   $ 542,822,533
--------------------------------------------------------------------------
 Sales                                                      $ 407,034,562
--------------------------------------------------------------------------



REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of Federated Core Trust and
Shareholders of Federated Mortgage Core Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Core Portfolio (the "Fund") (one of the portfolios constituting Federated Core Trust) as of December 31, 2002, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio of Federated Core Trust at December 31, 2002, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.


                                          ERNST & YOUNG LLP



Boston, Massachusetts
February 12, 2003










HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002

 Principal                                                               Value
 Amount

             Corporate Bonds--93.6%
             Aerospace & Defense--0.5%
$ 2,100,000  Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%,
             5/15/2011                                             $ 2,278,500
  1,537,000  Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009          1,683,015
    500,000  1,3 Condor Systems, Inc., Sr. Sub. Note, (Series B),
             11.875%, 5/1/2009                                         113,125
                 Total                                               4,074,640
             Automotive--3.3%
    950,000  Accuride Corp., Sr. Sub. Note, (Series B), 9.25%,
             2/1/2008                                                  555,750
  3,000,000  American Axle & Manufacturing, Inc., Company
             Guarantee, 9.75%, 3/1/2009                              3,240,000
  1,625,000  Arvin Industries, Inc., Note, 6.75%, 3/15/2008          1,594,531
  1,650,000  Arvin Industries, Inc., Note, 7.125%, 3/15/2009         1,612,875
  1,650,000  Collins & Aikman Products Co., Sr. Note, 10.75%,
             12/31/2011                                              1,575,750
  2,050,000  Collins & Aikman Products Co., Sr. Sub. Note,
             11.50%, 4/15/2006                                       1,732,250
  1,100,000  Lear Corp., Company Guarantee, 7.96%, 5/15/2005         1,135,750
 10,825,000  Lear Corp., Company Guarantee, 8.11%, 5/15/2009        11,501,562
  3,275,000  Stoneridge, Inc., Company Guarantee, 11.50%,
             5/1/2012                                                3,127,625
                 Total                                              26,076,093
             Beverage & Tobacco--1.2%
  2,300,000  Constellation Brands, Inc., Company Guarantee,
             (Series B), 8.00%, 2/15/2008                            2,438,000
  1,000,000  Constellation Brands, Inc., Sr. Sub. Note, 8.125%,
             1/15/2012                                               1,040,000
  3,525,000  Cott Beverages, Inc., Company Guarantee, 8.00%,
             12/15/2011                                              3,727,687
    700,000  Dimon, Inc., Sr. Note, 8.875%, 6/1/2006                   714,000
  1,075,000  Dimon, Inc., Sr. Note, (Series B), 9.625%,
             10/15/2011                                              1,150,250
                 Total                                               9,069,937
             Broadcast Radio & TV--3.5%
    775,000  ACME Television LLC, Sr. Disc. Note, 10.875%,
             9/30/2004                                                 794,375
  9,300,000  Chancellor Media Corp., Company Guarantee, 8.00%,      10,102,125
             11/1/2008
  2,850,000  Chancellor Media Corp., Sr. Sub. Note, 8.125%,
             12/15/2007                                              3,006,750
  2,350,000  1,2 Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013   2,397,000
  2,800,000  Liberty Media Corp., Sr. Note, 7.75%, 7/15/2009         3,046,008
  1,300,000  Lin Television Corp., Company Guarantee, 8.00%,
             1/15/2008                                               1,384,500
  4,950,000  1,2 PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012           4,826,250
  1,450,000  Sinclair Broadcast Group, Inc., Company Guarantee,
             8.75%, 12/15/2011                                       1,558,750
  1,300,000  XM Satellite Radio, Inc., Sr. Note, 14.00%,
             3/15/2010                                                 890,500
                 Total                                              28,006,258
             Building & Development--1.9%
  1,375,000  American Builders & Contractors Supply Co. Inc.,
             Sr. Sub. Note, 10.625%, 5/15/2007                       1,450,625
  1,950,000  Associated Materials, Inc., Company Guarantee,
             9.75%, 4/15/2012                                        2,057,250
  2,250,000  1,2 Brand Services, Inc., Sr. Sub. Note, 12.00%,
             10/15/2012                                              2,362,500
  2,425,000  Collins & Aikman Floorcoverings, Inc., Company
             Guarantee, 9.75%, 2/15/2010                             2,437,125
  3,650,000  NCI Building System, Inc., Sr. Sub. Note, (Series
             B), 9.25%, 5/1/2009                                     3,759,500
  2,050,000  Nortek Holdings, Inc., Sr. Note, 9.125%, 9/1/2007       2,111,500
    925,000  WCI Communities, Inc., Sr. Sub. Note, 10.625%,
             2/15/2011                                                 901,875
                 Total                                              15,080,375
             Business Equipment & Services--1.7%
  4,500,000  Buhrmann US, Inc., Company Guarantee, 12.25%,
             11/1/2009                                               4,162,500
  2,000,000  Global Imaging Systems, Inc., Sr. Sub. Note,
             10.75%, 2/15/2007                                       2,010,000
  1,075,000  Xerox CapEurope PLC, Company Guarantee, 5.875%,
             5/15/2004                                               1,026,625
  6,725,000  1,2 Xerox Corp., Sr. Note, 9.75%, 1/15/2009             6,489,625
                 Total                                              13,688,750
             Cable Television--4.6%
  4,150,000  CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009         4,025,500



 Principal
 Amount                                                                  Value
$ 1,910,000  CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007      $ 1,852,700
  3,350,000  CSC Holdings, Inc., Sr. Sub. Deb., 9.875%,
             2/15/2013                                               3,333,250
  2,575,000  4Charter Communications Holdings Capital Corp.,
             Discount Bond, 0/11.75%, 5/15/2011                        630,875
  9,000,000  4Charter Communications Holdings Capital Corp., Sr.
             Disc. Note, 0/12.125%, 1/15/2012                        2,115,000
  4,925,000  4Charter Communications Holdings Capital Corp., Sr.
             Disc. Note, 0/13.50%, 1/15/2011                         1,206,625
  8,875,000  4Charter Communications Holdings Capital Corp., Sr.
             Disc. Note, 0/9.92%, 4/1/2011                           3,150,625
  4,675,000  3Diamond Cable Communications PLC, Sr. Disc. Note,
             10.75%, 2/15/2007                                         490,875
  6,775,000  Echostar DBS Corp., Sr. Note, 9.375%, 2/1/2009          7,215,375
  2,300,000  Echostar DBS Corp., Sr. Note, 10.375%, 10/1/2007        2,489,750
  3,450,000  3International Cabletel, Inc., Sr. Defd. Cpn. Note,
             11.50%, 2/1/2006                                          379,500
    325,000  Lenfest Communications, Inc., Sr. Note, 8.375%,
             11/1/2005                                                 357,835
  2,350,000  Lenfest Communications, Inc., Sr. Sub. Note,
             8.25%, 2/15/2008                                        2,461,625
     50,000  Lenfest Communications, Inc., Sr. Sub. Note,
             10.50%, 6/15/2006                                          54,250
  3,850,000 3,4 NTL, Inc., Sr. Disc. Note, 0/12.375%, 10/1/2008        404,250
  5,000,000 3,4 NTL, Inc., Sr. Note, 0/9.75%, 4/1/2008                 525,000
  5,075,000 3 NTL, Inc., Sr. Note, 11.50%, 10/1/2008                   558,250
  2,300,000 4 Quebecor Media Inc., Sr. Disc. Note, 0/13.75%,
             7/15/2011                                               1,299,500
  2,950,000  Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011       2,728,750
  1,400,000  Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note,
             11.00%, 12/1/2015                                       1,442,000
  2,700,000  3 UIH Australia/Pacific, Sr. Disc. Note, 14.00%,
             5/15/2006                                                  13,500
                 Total                                              36,735,035
             Chemicals & Plastics--3.0%
  2,425,000  Compass Minerals Group, Inc., Sr. Sub. Note,
             10.00%, 8/15/2011                                       2,667,500
  3,350,000  Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008      3,065,250
  1,000,000  1,2 FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009        1,085,000
  1,600,000  1,2 Foamex LP, Sr. Secd. Note, 10.75%, 4/1/2009         1,128,000
  2,400,000  Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007               708,000
  1,850,000  Foamex LP, Sr. Sub. Note, 13.50%, 8/15/2005               564,250
  1,960,000  General Chemical Industrial Products, Inc., Sr.
             Sub. Note, 10.625%, 5/1/2009                            1,205,400
  4,375,000  Huntsman ICI Chemicals LLC, Sr. Sub. Note,
             10.125%, 7/1/2009                                       3,653,125
  2,100,000  Lyondell Chemical Co., Sr. Secd. Note, 9.50%,
             12/15/2008                                              1,963,500
  1,000,000  Lyondell Chemical Co., Sr. Secd. Note, 9.875%,
             5/1/2007                                                  962,500
  4,675,000  Lyondell Chemical Co., Sr. Sub. Note, 10.875%,
             5/1/2009                                                3,973,750
  2,500,000  1,2,4 Salt Holdings Corp., Sr. Disc. Note, 0/12.75%,
             12/15/2012                                              1,362,500
  2,500,000  Texas Petrochemicals Corp., Sr. Sub. Note,
             11.125%, 7/1/2006                                       1,537,500
                 Total                                              23,876,275
             Clothing & Textiles--1.7%
    675,000  1,3 Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007         3,442
  3,050,000  GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007             2,455,250
  3,100,000  Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008        3,022,500
  2,150,000  1,2 Levi Strauss & Co., Sr. Note, 12.25%, 12/15/2012    2,117,750
  2,925,000  Russell Corp., Company Guarantee, 9.25%, 5/1/2010       3,166,313
  2,575,000  William Carter Co., Sr. Sub. Note, Series B,
             10.875%, 8/15/2011                                      2,819,625
                 Total                                              13,584,880
             Conglomerates--0.5%
  5,025,000  Eagle Picher Industries, Inc., Sr. Sub. Note,
             9.375%, 3/1/2008                                        3,542,625
             Consumer Products--6.0%
  3,350,000  Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008     3,613,812
  1,775,000  Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012          1,819,375
  4,300,000  American Achievement Corp., Sr. Note, Series W.I.,
             11.625%, 1/1/2007                                       4,579,500
  3,375,000  American Greetings Corp., Sr. Sub. Note, 11.75%,
             7/15/2008                                               3,695,625
    600,000  American Safety Razor Co., Sr. Note, 9.875%,
             8/1/2005                                                  501,000
  2,350,000  Amscan Holdings, Inc., Sr. Sub. Note, 9.875%,
             12/15/2007                                              2,197,250
  2,600,000  Armkel Finance, Inc., Sr. Sub. Note, 9.50%,
             8/15/2009                                               2,827,500
  2,450,000  Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008          2,535,750
    925,000  3,4 Diamond Brands, Inc., Sr. Disc. Deb., 0/12.875%,
             4/15/2009                                                      93

---------------------------------------------------------------------------
 Principal
 Amount                                                                  Value


$   325,000  3 Diamond Brands Operating Corp., Sr. Sub. Note,
             10.125%, 4/15/2008                                    $        33
  1,700,000  ICON Health & Fitness, Inc., Company Guarantee,
             11.25%, 4/1/2012                                        1,487,500
  3,425,000  Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010          3,904,500
  1,600,000  NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007            1,624,000
  2,825,000  1,3 PCA International, Inc., Sr. Note, 11.875%,
             8/1/2009                                                2,810,875
  3,950,000  Playtex Products, Inc., Company Guarantee, 9.375%,
             6/1/2011                                                4,325,250
  1,125,000  Sealy Mattress Co., Company Guarantee, 10.875%,
             12/15/2007                                              1,096,875
    925,000  Sealy Mattress Co., Sr. Sub. Note, 9.875%,
             12/15/2007                                                901,875
    950,000  1,3 Sleepmaster LLC, Company Guarantee, (Series B),
             11.00%, 5/15/2009                                         156,750
    800,000  The Boyds Collection, Ltd., Sr. Sub. Note, (Series
             B), 9.00%, 5/15/2008                                      804,000
  2,970,000  True Temper Sports, Inc., Sr. Sub. Note, (Series
             B), 10.875%, 12/1/2008                                  3,073,950
  4,025,000  United Industries Corp., Sr. Sub. Note, (Series
             B), 9.875%, 4/1/2009                                    4,085,375
  2,100,000  Volume Services America, Inc., Sr. Sub. Note,
             11.25%, 3/1/2009                                        2,005,500
                 Total                                              48,046,388
             Container & Glass Products--3.6%
  2,375,000  Berry Plastics Corp., Company Guarantee, 10.75%,
             7/15/2012                                               2,517,500
  1,700,000  Graham Packaging Co., Sr. Sub. Note, 8.75%,
             1/15/2008                                               1,657,500
  2,225,000  Graham Packaging Co., Sub. Note, 5.545%, 1/15/2008      1,880,125
  2,100,000  Greif Brothers Corp., Sr. Sub. Note, 8.875%,
             8/1/2012                                                2,236,500
  3,900,000  Huntsman Packaging Corp., Company Guarantee,
             13.00%, 6/1/2010                                        3,529,500
  2,550,000  Owens-Illinois, Inc., Sr. Note, 7.15%, 5/15/2005        2,486,250
  3,325,000  Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008        3,108,875
  1,500,000  Owens-Illinois, Inc., Sr. Note, 7.85%, 5/15/2004        1,485,000
  2,675,000  Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007        2,594,750
  2,075,000  Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010           1,877,875
    416,813  1,2 Russell Stanley Holdings, Inc., Sr. Sub. Note,
             9.00%, 11/30/2008                                         190,692
  4,825,000  Tekni-Plex, Inc., Company Guarantee, (Series B),
             12.75%, 6/15/2010                                       4,414,875
    825,000  1,2 Tekni-Plex, Inc., Sr. Sub. Note, 12.75%, 6/15/2010    754,875
                 Total                                              28,734,317
             Ecological Services & Equipment--2.7%
 10,500,000  Allied Waste North America, Inc., Company              10,500,000
             Guarantee, 7.875%, 1/1/2009
  8,200,000  Allied Waste North America, Inc., Sr. Sub. Note,
             10.00%, 8/1/2009                                        8,200,000
  2,475,000  Synagro Technologies, Inc., Sr. Sub. Note, 9.50%,
             4/1/2009                                                2,592,562
                 Total                                              21,292,562
             Electronics--1.2%
  2,875,000  Fairchild Semiconductor Corp., Sr. Sub. Note,
             10.375%, 10/1/2007                                      3,033,125
  3,725,000  Ingram Micro, Inc., Sr. Sub. Note, 9.875%,
             8/15/2008                                               3,948,500
  2,800,000  1,2 Seagate Technology HDD Holdings, Sr. Note, 8.00%,
             5/15/2009                                               2,884,000
                 Total                                               9,865,625
             Food & Drug Retailers--0.0%
    425,000  Community Distributors, Inc., Sr. Note, 10.25%,
             10/15/2004                                                274,125
             Food Products--3.5%
  3,075,000  Agrilink Foods, Inc., Company Guarantee, 11.875%,
             11/1/2008                                               3,321,000
  3,375,000  American Seafoods Group LLC, Company Guarantee,
             10.125%, 4/15/2010                                      3,459,375
  1,725,000  B&G Foods, Inc., Company Guarantee, Series D,
             9.625%, 8/1/2007                                        1,785,375
  3,525,000  Del Monte Corp., Company Guarantee, Series B,
             9.25%, 5/15/2011                                        3,683,625
  1,950,000  1,2 Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012  1,998,750
  2,550,000  Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,
             1/15/2008                                               1,746,750
  2,350,000  Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011         1,327,750
  2,600,000  Michael Foods, Inc., Sr. Sub. Note, Series B,
             11.75%, 4/1/2011                                        2,925,000
  3,075,000  New World Pasta Co., Sr. Sub. Note, 9.25%,
             2/15/2009                                               1,552,875
  1,350,000  Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011      1,262,250
  1,600,000  Smithfield Foods, Inc., Sr. Sub. Note, 7.625%,
             2/15/2008                                               1,576,000
  1,600,000  Smithfield Foods, Inc., Sr. Note, (Series B),
             8.00%, 10/15/2009                                       1,640,000
  1,650,000  1,2 Swift & Co., Sr. Note, 10.125%, 10/1/2009           1,567,500
                 Total                                              27,846,250








 Principal
 Amount                                                                  Value
             Food Services--0.9%
$ 2,100,000  Advantica Restaurant Group, Sr. Note, 11.25%,
             1/15/2008                                              $ 1,606,500
  2,050,000  1,2 Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010      1,947,500
  3,900,000  Carrols Corp., Company Guarantee, 9.50%, 12/1/2008       3,412,500
                 Total                                                6,966,500
             Forest Products--3.5%
  3,225,000  Georgia-Pacific Corp., Note, 7.50%, 5/15/2006            3,096,000
 10,375,000  Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011       9,908,125
  2,000,000  1,2 Jefferson Smurfit Corp., Sr. Note, 8.25%, 10/1/2012  2,060,000
  2,150,000  1,2 MDP Acquisitions PLC, Sr. Note, 9.625%, 10/1/2012    2,257,500
  1,600,000  1,2 MDP Acquisitions PLC, Unit, 15.50%, 10/1/2013        1,704,000
  3,425,000  Riverwood International Corp., Company Guarantee,
             10.625%, 8/1/2007                                       3,544,875
  2,025,000  Riverwood International Corp., Sr. Sub. Note,
             10.875%, 4/1/2008                                       2,055,375
  3,275,000  Stone Container Corp., Sr. Note, 9.75%, 2/1/2011        3,537,000
                 Total                                              28,162,875
             Gaming--6.7%
    700,000  1,2 Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012   696,500
  2,875,000  Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012      3,033,125
  2,125,000  Coast Hotels & Casinos, Inc., Company Guarantee,
             9.50%, 4/1/2009                                         2,268,437
  2,100,000  Hard Rock Hotel, Inc., Sr. Sub. Note, 9.25%,
             4/1/2005                                                2,142,000
  3,300,000  Harrah's Operations, Inc., Company Guarantee,
             7.875%, 12/15/2005                                      3,539,250
  1,800,000  Isle of Capri Casinos, Inc., Company Guarantee,
             9.00%, 3/15/2012                                        1,876,500
  5,100,000  MGM Grand, Inc., Sr. Note, 8.50%, 9/15/2010             5,622,750
  4,150,000  MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007         4,606,500
    975,000  Mandalay Resort Group, Sr. Note, 9.50%, 8/1/2008        1,084,687
  6,875,000  Mandalay Resort Group, Sr. Sub. Note, 10.25%,
             8/1/2007                                                7,553,906
  1,525,000  Mohegan Tribal Gaming Authority, Sr. Sub. Note,
             8.00%, 4/1/2012                                         1,605,063
  3,600,000  Park Place Entertainment Corp., Sr. Sub. Note,
             7.875%, 3/15/2010                                       3,681,000
  5,000,000  Park Place Entertainment Corp., Sr. Sub. Note,
             8.125%, 5/15/2011                                       5,206,250
    375,000  Penn National Gaming, Inc., Company Guarantee,
             8.875%, 3/15/2010                                         386,250
  2,025,000  Penn National Gaming, Inc., Company Guarantee,
             11.125%, 3/1/2008                                       2,217,375
  2,575,000  Sun International Hotels Ltd., Sr. Sub. Note,
             8.875%, 8/15/2011                                       2,652,250
  3,400,000  1,2 Venetian Casino/LV Sands, Mtg. Note, 11.00%,
             6/15/2010                                               3,570,000
  1,450,000  Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%,
             11/1/2010                                               1,464,500
                 Total                                              53,206,343
             Health Care--8.0%
  2,900,000  Advanced Medical Optics, Inc., Sr. Sub. Note,
             9.25%, 7/15/2010                                        3,001,500
    925,000  Alaris Medical Systems, Company Guarantee, 9.75%,
             12/1/2006                                                 938,875
  2,250,000  Alaris Medical Systems, Sr. Secd. Note, (Series
             B), 11.625%, 12/1/2006                                  2,553,750
  4,675,000  Alliance Imaging, Inc., Sr. Sub. Note, 10.375%,
             4/15/2011                                               4,511,375
  3,050,000  CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008           3,187,250
  2,950,000  Columbia/HCA Healthcare Corp., Sr. Note, 6.91%,
             6/15/2005                                               3,116,321
  2,700,000  1,2 Extendicare Health Services, Inc., Sr. Note,
             9.50%, 7/1/2010                                         2,632,500
  1,625,000  Fisher Scientific International, Inc., Sr. Sub.
             Note, 9.00%, 2/1/2008                                   1,706,250
  2,125,000  Fisher Scientific International, Inc., Sr. Sub.
             Note, 9.00%, 2/1/2008                                   2,231,250
  5,000,000  HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010       5,741,700
  3,000,000  HCA - The Healthcare Corp., Sr. Note, 7.875%,
             2/1/2011                                                3,349,770
  1,850,000  Hanger Orthopedic Group, Inc., Company Guarantee,
             10.375%, 2/15/2009                                      1,933,250
  4,050,000  Hanger Orthopedic Group, Inc., Sr. Sub. Note,
             11.25%, 6/15/2009                                       4,191,750
  1,350,000  Hudson Respiratory Care, Inc., Sr. Sub. Note,
             9.125%, 4/15/2008                                         681,750
  5,250,000  Kinetic Concepts, Inc., Company Guarantee, 9.625%,
             11/1/2007                                               5,486,250
  2,400,000  1 Magellan Health Services, Inc., Sr. Note, 9.375%,
             11/15/2007                                              1,884,000
  1,975,000  1 Magellan Health Services, Inc., Sr. Sub. Note,
             9.00%, 2/15/2008                                          503,625
  4,475,000  Manor Care, Inc., Sr. Note, 8.00%, 3/1/2008             4,726,719
  2,125,000  Sybron Dental Specialties, Inc., Company
             Guarantee, 8.125%, 6/15/2012                            2,156,875
  1,450,000  Tenet Healthcare Corp., Sr. Note, 5.375%,
             11/15/2006                                              1,343,063






---------------------------------------------------------------------------
 Principal
 Amount                                                                  Value
$   825,000  Tenet Healthcare Corp., Sr. Note, 6.375%, 12/1/2011   $   742,500
  1,250,000  Triad Hospitals, Inc., Company Guarantee, (Series
             B), 8.75%, 5/1/2009                                     1,343,750
  2,000,000  US Oncology, Inc., Company Guarantee, 9.625%,
             2/1/2012                                                2,050,000
  3,800,000  Vanguard Health Systems, Company Guarantee, 9.75%,
             8/1/2011                                                3,667,000
                 Total                                              63,681,073
             Hotels, Motels & Inns--4.9%
  2,325,000  Courtyard by Marriott II LP, Sr. Note, 10.75%,
             2/1/2008                                                2,377,312
  1,550,000  Felcor Lodging LP, Company Guarantee, 8.50%,
             6/1/2011                                                1,519,000
    950,000  Felcor Lodging LP, Company Guarantee, 9.50%,
             9/15/2008                                                 964,250
  3,125,000  Florida Panthers Holdings, Inc., Company
             Guarantee, 9.875%, 4/15/2009                            3,265,625
  5,050,000  HMH Properties, Inc., Sr. Note, (Series B),
             7.875%, 8/1/2008                                        4,898,500
  3,175,000  HMH Properties, Inc., Sr. Note, (Series C), 8.45%,
             12/1/2008                                               3,159,125
  2,700,000  Hilton Hotels Corp., Note, 7.625%, 5/15/2008            2,730,375
  3,200,000  Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011         3,352,000
  5,200,000  ITT Corp., Unsecd. Note, 6.75%, 11/15/2005              5,154,500
    875,000  MeriStar Hospitality Corp., Company Guarantee,
             9.00%, 1/15/2008                                          783,125
  1,950,000  MeriStar Hospitality Corp., Company Guarantee,
             9.125%, 1/15/2011                                       1,706,250
  1,050,000  MeriStar Hospitality Corp., Company Guarantee,
             10.50%, 6/15/2009                                         971,250
  2,525,000  RFS Partnership LP, Company Guarantee, 9.75%,
             3/1/2012                                                2,588,125
  2,975,000  1,2 Starwood Hotels & Resorts Worldwide, Inc., Note,
             7.375%, 5/1/2007                                        2,937,813
  2,700,000  1,2 Starwood Hotels & Resorts Worldwide, Inc., Note,
             7.875%, 5/1/2012                                        2,679,750
                 Total                                              39,087,000
             Industrial Products & Equipment--3.6%
  1,305,000  Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007        1,366,987
  1,600,000  Cabot Safety Acquisition Corp., Sr. Sub. Note,
             12.50%, 7/15/2005                                       1,608,000
    825,000  Continental Global Group, Inc., Sr. Note, 11.00%,
             4/1/2007                                                  457,875
  3,225,000  Euramax International Plc, Sr. Sub. Note, 11.25%,
             10/1/2006                                               3,321,750
  3,025,000  Hexcel Corp., Sr. Sub. Note, (Series B), 9.75%,
             1/15/2009                                               2,556,125
  4,150,000  MMI Products, Inc., Sr. Sub. Note, 11.25%,
             4/15/2007                                               3,838,750
  3,475,000  Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007          1,112,000
    650,000  Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007            208,000
  3,375,000  1,2 Rexnord Corp., Sr. Sub. Note, 10.125%, 12/15/2012   3,510,000
    650,000  Tyco International Group, Company Guarantee,
             6.375%, 2/15/2006                                         615,063
  1,000,000  Tyco International Group, Note, 5.80%, 8/1/2006           936,250
  4,000,000  Tyco International Group, Sr. Note, 6.375%,
             6/15/2005                                               3,845,000
  2,149,000  Unifrax Investment Corp., Sr. Note, 10.50%,
             11/1/2003                                               2,159,745
  1,700,000  WESCO Distribution, Inc., Company Guarantee,
             9.125%, 6/1/2008                                        1,368,500
  2,250,000  WESCO Distribution, Inc., Sr. Sub. Note, 9.125%,
             6/1/2008                                                1,811,250
                 Total                                              28,715,295
             Leisure & Entertainment--2.9%
  1,450,000  AMC Entertainment, Inc., Sr. Sub. Note, 9.50%,
             3/15/2009                                               1,435,500
  2,575,000  AMC Entertainment, Inc., Sr. Sub. Note, 9.875%,
             2/1/2012                                                2,549,250
  3,050,000  1,2 AMF Bowling Worldwide, Inc., Sr. Sub. Note,
             13.00%, 2/28/2008                                       3,141,500
  1,750,000  1,2 Intrawest Corp., Sr. Note, 10.50%, 2/1/2010         1,828,750
  8,975,000  4 Premier Parks, Inc., Sr. Disc. Note, 0/10.00%,
             4/1/2008                                                8,660,875
  2,000,000  Premier Parks, Inc., Sr. Note, 9.75%, 6/15/2007         1,960,000
  3,375,000  Regal Cinemas, Inc., Company Guarantee, (Series
             B), 9.375%, 2/1/2012                                    3,602,813
                 Total                                              23,178,688
             Machinery & Equipment--2.1%
  3,050,000  AGCO Corp., Sr. Note, 9.50%, 5/1/2008                   3,309,250
  2,200,000  Briggs & Stratton Corp., Company Guarantee,
             8.875%, 3/15/2011                                       2,387,000
  1,775,000  1,3 Clark Material Handling Corp., Sr. Note, 10.75%,
             11/15/2006                                                    178
  3,675,000  Columbus McKinnon Corp., Sr. Sub. Note, 8.50%,
             4/1/2008                                                2,664,375





---------------------------------------------------------------------------
 Principal
 Amount                                                                  Value
$ 2,700,000  1,3 Simonds Industries, Inc., Sr. Sub. Note, 10.25%,
             7/1/2008                                              $   823,500
  1,825,000  United Rentals, Inc., Company Guarantee, (Series
             B), 9.00%, 4/1/2009                                     1,478,250
  6,025,000  United Rentals, Inc., Company Guarantee, (Series
             B), 10.75%, 4/15/2008                                   5,994,875
                 Total                                              16,657,428
             Metals & Mining--0.0%
    500,000  3 Murrin Murrin Holdings Pty Ltd., Sr. Secd. Note,
             9.375%, 8/31/2007                                         122,500
             Oil & Gas--3.6%
  1,700,000  BRL Universal Equipment, Sr. Secd. Note, 8.875%,
             2/15/2008                                               1,759,500
  1,950,000  Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009     2,057,250
  4,000,000  Continental Resources, Inc., Sr. Sub. Note,
             10.25%, 8/1/2008                                        3,580,000
  4,400,000  Dresser, Inc., Company Guarantee, 9.375%, 4/15/2011     4,466,000
  1,525,000  Forest Oil Corp., Sr. Sub. Note, 10.50%, 1/15/2006      1,624,125
    875,000  1,2 Grant Prideco, Inc., Sr. Note, 9.00%, 12/15/2009      914,375
  2,725,000  Lone Star Technologies, Inc., Company Guarantee,
             (Series B), 9.00%, 6/1/2011                             2,493,375
  1,625,000  Magnum Hunter Resources, Inc., Sr. Note, 9.60%,
             3/15/2012                                               1,730,625
  2,450,000  Petroleum Helicopters, Inc., Company Guarantee,
             (Series B), 9.375%, 5/1/2009                            2,584,750
  2,400,000  Pogo Producing Co., Sr. Sub. Note, Series B,
             10.375%, 2/15/2009                                      2,616,000
  2,250,000  Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012       2,193,750
  4,350,000  Tesoro Petroleum Corp., Company Guarantee, (Series
             B), 9.625%, 11/1/2008                                   2,805,750
                 Total                                              28,825,500
             Printing & Publishing--4.0%
  3,850,000  Advanstar Communications, Company Guarantee,
             (Series B), 12.00%, 2/15/2011                           3,022,250
  1,000,000  4 Advanstar, Inc., Company Guarantee, (Series B),
             0/15.00%, 10/15/2011                                      322,500
  2,550,000  American Media Operations, Inc., Company
             Guarantee, (Series B), 10.25%, 5/1/2009                 2,652,000
  2,425,000  Block Communications, Inc., Company Guarantee,
             9.25%, 4/15/2009                                        2,497,750
  5,475,000  1,2 Dex Media East LLC, Sr. Sub. Note, 12.125%,
             11/15/2012                                              6,090,938
    900,000  Hollinger International Publishing, Inc., Sr. Sub.
             Note, 9.25%, 3/15/2007                                    940,500
    900,000  K-III Communications Corp., Company Guarantee,
             (Series B), 8.50%, 2/1/2006                               846,000
  1,350,000  Primedia, Inc., Sr. Note, 8.875%, 5/15/2011             1,231,875
  2,200,000  1,2 R. H. Donnelly Finance Corp., Sr. Sub. Note,
             10.875%, 12/15/2012                                     2,409,000
  2,100,000  1,2 Vertis, Inc., Sr. Note, 10.875%, 6/15/2009          2,205,000
  3,150,000  Vertis, Inc., Sr. Note, 10.875%, 6/15/2009              3,307,500
  1,125,000  Von Hoffmann Corp., Company Guarantee, 10.25%,
             3/15/2009                                               1,068,750
  4,125,000  4 Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011   2,949,375
  2,100,000  Yell Finance BV, Sr. Note, 10.75%, 8/1/2011             2,299,500
    342,000  Ziff Davis Media, Inc., Company Guarantee, 12.00%,
             8/12/2009                                                 109,440
                 Total                                              31,952,378
             Retailers--1.7%
  1,200,000  Advance Stores Co., Inc., Company Guarantee,
             10.25%, 4/15/2008                                       1,272,000
  2,225,000  Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009        2,352,938
  1,850,000  Mothers Work, Inc., Sr. Note, 11.25%, 8/1/2010          1,979,500
  3,450,000  Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007          3,471,563
  2,651,000  1,2 Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012      2,710,648
  2,050,000  1,2 United Auto Group, Inc., Sr. Sub. Note, 9.625%,
             3/15/2012                                               1,998,750
                 Total                                              13,785,399
             Services--0.8%
  1,700,000  Coinmach Corp., Sr. Note, 9.00%, 2/1/2010               1,793,500
  2,750,000  SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006            2,516,250
  2,100,000  1,2 The Brickman Group Ltd., Sr. Sub. Note, 11.75%,
             12/15/2009                                              2,205,000
                 Total                                               6,514,750

---------------------------------------------------------------------------





 Principal
 Amount                                                                  Value
             Steel--0.3%
$ 2,000,000  3 Republic Technologies International, Inc., Company
             Guarantee, 13.75%, 7/15/2009                          $    85,000
  2,675,000  Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006         2,367,375
                 Total                                               2,452,375
             Surface Transportation--1.4%
  2,600,000  Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007      2,015,000
  1,025,000  1,3 AmeriTruck Distribution Corp., Sr. Sub. Note,
             12.25%, 11/15/2005                                              0
  1,675,000  Stena AB, Sr. Note, 8.75%, 6/15/2007                    1,683,375
  3,675,000  1,2 Stena AB, Sr. Note, 9.625%, 12/1/2012               3,803,625
  3,575,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                  3,700,125
  1,050,000  1,3 The Holt Group, Inc., Company Guarantee, 9.75%,
             1/15/2006                                                  32,813
                 Total                                              11,234,938
             Telecommunications & Cellular--5.0%
    575,000  AT&T Wireless Services, Inc., Note, 8.125%,
             5/1/2012                                                  576,437
  2,400,000  AT&T Wireless Services, Inc., Sr. Note, 7.875%,
             3/1/2011                                                2,406,000
  4,825,000  4 AirGate PCS, Inc., Sr. Sub. Note, 0/13.50%,
             10/1/2009                                                 554,875
  7,575,000  4 Alamosa PCS Holdings, Inc., Sr. Disc. Note,
             0/12.875%, 2/15/2010                                    1,401,375
  5,275,000  3 Global Crossing Holdings Ltd., Company Guarantee,
             9.50%, 11/15/2009                                         178,031
  2,350,000  Horizon PCS, Inc., Company Guarantee, 13.75%,
             6/15/2011                                                 458,250
  2,575,000  Millicom International Cellular S. A., Sr. Disc.
             Note, 13.50%, 6/1/2006                                  1,261,750
  7,775,000  4 NEXTEL Communications, Inc., Sr. Disc. Note,
             0/9.95%, 2/15/2008                                      7,114,125
  5,425,000  NEXTEL Communications, Inc., Sr. Disc. Note,
             10.65%, 9/15/2007                                       5,235,125
  8,050,000  NEXTEL Communications, Inc., Sr. Note, 9.375%,
             11/15/2009                                              7,345,625
  1,121,000  4 NEXTEL Partners, Inc., Sr. Disc. Note, 0/14.00%,
             2/1/2009                                                  846,355
  1,450,000  NEXTEL Partners, Inc., Sr. Note, 12.50%, 11/15/2009     1,312,250
  3,525,000  Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%,
             10/1/2007                                               3,013,875
  2,950,000  4 TeleCorp PCS, Inc., Sr. Sub. Note, 0/11.625%,
             4/15/2009                                               2,750,875
  1,479,000  4 Tritel PCS, Inc., Company Guarantee, 0/12.75%,
             5/15/2009                                               1,386,563
  2,600,000  4 Triton PCS, Inc., Sr. Disc. Note, 0/11.00%,
             5/1/2008                                                2,249,000
  1,900,000  4 VoiceStream Wireless Corp., Sr. Disc. Note,
             0/11.875%, 11/15/2009                                   1,619,750
                 Total                                              39,710,261
             Utilities--5.3%
  2,350,000  CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009            2,009,250
  6,100,000  CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011            5,215,500
  2,000,000  CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008            1,790,000
  4,779,962  Caithness Coso Funding Corp., Sr. Secd. Note,
             Series B, 9.05%, 12/15/2009                             4,708,263
  9,250,000  Calpine Canada Energy Finance Corp., Company
             Guarantee, 8.50%, 5/1/2008                              4,208,750
 13,050,000  Calpine Corp., Note, 8.50%, 2/15/2011                   5,872,500
  1,700,000  El Paso Electric Co., 1st Mtg. Note, 9.40%,
             5/1/2011                                                1,701,139
  1,350,000  El Paso Energy Partners LP, Sr. Sub. Note, 8.50%,
             6/1/2011                                                1,248,750
  1,150,000  1, El Paso Energy Partners LP, Sr. Sub. Note,
             10.625%, 12/1/2012                                      1,167,250
  2,500,000  1, Illinois Power Co., Mtg. Bond, 11.50%, 12/15/2010    2,449,500
  3,875,000  PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008       3,143,594
  3,325,000  PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009       2,755,594
    275,000  Transcontinental Gas Pipe Corp., Note, 7.00%,
             8/15/2011                                                 248,875
  3,225,000  Williams Cos., Inc. (The), Note, 6.50%, 8/1/2006        2,241,375
  2,875,000  Williams Cos., Inc. (The), Note, 7.625%, 7/15/2019      1,796,875
  2,700,000  Williams Cos., Inc. (The), Note, 7.875%, 9/1/2021       1,687,500
                 Total                                              42,244,715
                 Total Corporate Bonds (identified cost             746,292,153
                 $823,760,826)

---------------------------------------------------------------------------
 Shares or
 Principal
 Amount                                                                  Value

             Common Stocks--0.0%
             Container & Glass Products--0.0%
     57,000  3 Russell Stanley Holdings, Inc.                        $   17,100
             Financial-Other--0.0%
        171  1,3 CVC Claims Litigation LLC, Class B Units                     0
             Leisure & Entertainment--0.0%
      4,320  3 AMF Bowling Worldwide, Inc.                               81,043
             Metals & Mining--0.0%
     57,533  3 Royal Oak Mines, Inc.                                        403
             Printing & Publishing--0.0%
        500  3 Medianews Group, Inc.                                     46,312
             Telecommunications & Cellular--0.0%
    117,335  3 Call-Net Enterprises, Inc.                                72,748
     15,348  3 Viatel Holding (Bermuda) Ltd.                              7,827
                 Total                                                   80,575
                 Total Common Stocks (identified cost
                 $11,279,422)                                           225,433

             Preferred Stocks--1.1%
             Broadcast Radio & TV--0.4%
     30,300  Sinclair Capital, Cumulative Pfd., $11.63                3,272,400
             Health Care--0.0%
      5,801  River Holding Corp., Sr. Exchangeable PIK                   30,455
             Printing & Publishing--0.7%
     22,750 Primedia, Inc., Cumulative Pfd., (Series D), $10.00 1,473,062 39,650 Primedia, Inc., Exchangeable Pfd. Stock, (Series
             G), $2.16                                                2,448,387
     17,450  Primedia, Inc., Pfd., $9.20                              1,094,987
        108  Ziff Davis Media, Inc., PIK Pfd., (Series E-1)                   1
                 Total                                                5,016,437
             Telecommunications & Cellular--0.0%
     30,751  McLeodUSA, Inc., Conv. Pfd., Series A                      126,079
                 Total Preferred Stocks (identified cost
                 $19,840,000)                                         8,445,371

             Warrants--0.0%
             Broadcast Radio & TV--0.0%
     23,310  3 Loral Space & Communications Ltd., Warrants                2,331
      1,800  3 XM Satellite Radio, Inc., Warrants                         1,800
                 Total                                                    4,131
             Cable Television--0.0%
      2,400  3 UIH Australia/Pacific, Warrants                               24
             Consumer Products--0.0%
      2,000  3 Jostens, Inc., Warrants                                   68,500
             Container & Glass Products--0.0%
      1,000  3 Pliant Corp., Warrants                                     1,125
             Leisure & Entertainment--0.0%
      9,931  3 AMF Bowling Worldwide, Inc., Warrants                     37,241
     10,165  3 AMF Bowling Worldwide, Inc., Warrants                     72,426
                 Total                                                  109,667
             Printing & Publishing--0.0%
      1,000  3 Advanstar, Inc., Warrants                                     10
     19,800  3 Ziff Davis Media, Inc., Warrants                             198
                 Total                                                      208
             Steel--0.0%
      2,000  3 Republic Technologies International, Inc., Warrants           20
             Telecommunications & Cellular--0.0%
     68,141  3 McLeodUSA, Inc., Warrants                                 23,849
                 Total WARRANTS (IDENTIFIED COST $1,078,174)            207,524


---------------------------------------------------------------------------
 Principal
 Amount                                                                  Value

             Repurchase Agreement--3.0%
 $24,109,000 Interest in $24,109,000 joint repurchase agreement with UBS Warburg LLC, 1.30% dated 12/31/2002, to
             be repurchased at $24,110,741 on 1/2/2003
             collateralized by U.S. government agencies with
             various maturities to 2032.                             24,109,000
                 Total Investments (identified cost
                 $880,067,422) 5                                   $779,279,481

===========================================================================

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At December 31, 2002, these securities amounted to $90,412,649 which represents 11.3% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $86,895,216 which represents 10.9% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Trustees.

3    Non-income producing security.

4    Denotes a Zero Coupon bond with effective rate at time of purchase.

5 Cost for federal tax purpose is $884,795,311. The net unrealized depreciation of investments on a federal tax basis amounts to $105,515,830 which is comprised of $25,015,499 appreciation and $130,533,329 depreciation at December 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($797,496,464) at December 31, 2002.

The following acronyms are used throughout this portfolio:



GTD         --Guaranteed
PCA         --Pollution Control Authority
PIK         --Payment in Kind

See Notes which are an integral part of the Financial Statements







HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

Assets:
Total investments in securities, at value
(identified cost of $880,067,422)                              $    779,279,481
Cash                                                                    433,273
Income receivable                                                    17,697,747
Receivable for investments sold                                         212,967
  Total assets                                                      797,623,468
Liabilities:
Payable for shares redeemed                      $    109,135
Accrued expenses                                      17,869
  Total liabilities                                                     127,004
Net assets for 130,565,471 shares
outstanding                                                    $    797,496,464
Net Assets Consist of:
Paid in capital                                                $  1,090,640,681
Net unrealized depreciation of investments                        (100,787,941)
Accumulated net realized loss on
investments                                                       (190,867,294)
Distributions in excess of net investment
income                                                              (1,488,982)
  Total Net Assets                                             $    797,496,464
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$797,496,464 / 130,565,471 shares outstanding                             $6.11
-------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements







HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 2002

Investment Income:
Dividends                                                  $        1,257,178
Interest                                                           77,847,840
  Total income                                                     79,105,018
Expenses:
Administrative personnel and services fee         $         591,597
Custodian fees                                               24,065
Transfer and dividend disbursing agent fees and expenses     20,259
Directors'/Trustees' fees                                     2,172
Auditing fees                                                16,033
Legal fees                                                    8,452
Portfolio accounting fees                                   130,567
Share registration costs                                        547
Insurance premiums                                              975
Miscellaneous                                                   373
  TOTAL EXPENSES                                            795,040
Waiver of administrative personnel and services fee                 (591,597)
Net expenses                                                          203,443
Net investment income                                              78,901,575
Realized and Unrealized Gain
(Loss) on Investments:
Net realized loss on investments                                 (97,325,493)
Net change in unrealized depreciation of investments               41,741,790
Net realized and unrealized loss on investments                  (55,583,703)
Change in net assets resulting from operations          $          23,317,872

See Notes which are an integral part of the Financial Statements
===========================================================================



HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


Year Ended December 31                               2002                 2001
Increase (Decrease) in Net Assets
Operations:
Net investment income                   $      78,901,575      $    67,831,727
Net realized loss on investments              (97,325,493)         (71,740,382)
Net change in unrealized
depreciation                                   41,741,790           14,173,897
  Change in net assets resulting
  from operations                              23,317,872           10,265,242
Distributions to Shareholders:
Distributions from net investment
income                                        (79,992,687)         (69,279,073)
Share Transactions:
Proceeds from sale of shares                  363,389,131          291,362,313
Net asset value of shares issued to
shareholders in payment of
distributions declared                         79,983,723           69,259,001
Cost of shares redeemed                      (254,948,136)       (168,681,080)
  Change in net assets resulting
  from share transactions                     188,424,718          191,940,234
Change in net assets                          131,749,903          132,926,403
Net Assets:
Beginning of period                           665,746,561          532,820,158
End of period (including
distributions in excess of net
investment income of $1,488,982 and
$2,505,621, respectively.)              $     797,496,464      $    665,746,561

===========================================================================
See Notes which are an integral part of the Financial Statements











HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)
Year Ended December 31                    2002         2001         2000         1999       1998 1
Net Asset Value, Beginning of
Period                                   $6.51         $7.14        $8.72        $9.30      $10.00
Income From Investment Operations:
Net investment income                     0.63         0.77 2        0.91         0.91      0.84
Net realized and unrealized loss
on investments                           (0.39)        (0.61) 2     (1.57)       (0.56)     (0.65)
Total from investment operations          0.24         0.16         (0.66)        0.35      0.19
Less Distributions:
Distributions from net investment income (0.64)        (0.79)       (0.92)       (0.91)     (0.84)
Distributions from net realized
gain on investments                       ---           ---          ---         (0.02)     (0.05)
TOTAL DISTRIBUTIONS                      (0.64)        (0.79)       (0.92)       (0.93)     (0.89)
Net Asset Value, End of Period           $6.11         $6.51        $7.14        $8.72      $9.30
Total Return3                             3.90%        2.16%        (8.04)%       3.83%     1.96%


Ratios to Average Net Assets:
Expenses                                  0.03%        0.04%        0.04%        0.03%      0.04 %4
Net investment income                     10.03%      11.13% 2     11.38%       10.07%      9.60 %4
Expense waiver/reimbursement5             0.08%       0.08%         0.08%        0.08%      0.08 %4
Supplemental Data:
Net assets, end of period (000 omitted)   $797,496    $665,747     $532,820     $699,088    $561,806
Portfolio turnover                        39%         33%          16%          49 %        55 %


===============================================================================

1 Reflects operations for the period from February 2, 1998 (date of initial investment) to December 31, 1998.

2 Effective January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended December 31, 2001, this change had no effect on the net investment income per share or net realized loss per share, but increased the ratio of net investment income to average net assets from 10.98% to 11.13%. Per share, ratios and supplemental data for the periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4    Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements
---------------------------------------------------------------------------


High Yield Bond Portfolio
Notes to Financial Statements
December 31, 2002
---------------------------------------------------------------------------

ORGANIZATION
Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of two diversified portfolios, High Yield Bond Portfolio (the "Fund") and Federated Mortgage Core Portfolio. The financial statements included herein are only those of the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default).
Currently, the Fund is only available for purchase by other Federated funds and their affiliates.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation
Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").


Repurchase Agreements
It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.
   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.


Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.


Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

                        As of 1/1/2001         For the Year Ended 12/31/2001
                   ------------------------------------------------------------
                   ------------------------------------------------------------
                               Undistributed                 Net
                                   Net          Net      Unrealized
                     Cost of    Investment  Investment  Appreciation    Net
                   Investments    Income      Income    (Depreciation)  Realized
                                                                        Gain
                                                                        (Loss)
                   ------------------------------------------------------------
                   ------------------------------------------------------------
Increase(Decrease)  $145,613     $145,613    $947,762    $(932,970)   $(14,792)



The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.


Federal Taxes
It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for amortization adjustments and gain loss reclassifications on securities. The following reclassifications have been made to the financial statements.

                            Increase (Decrease)
-------------------------------------------------------------------------
                                   Accumulated Net     Undistributed Net
Paid-In Capital               Realized Gain (Loss)     Investment Income
-------------------------------------------------------------------------
-------------------------------------------------------------------------
$(577,403)                            $(1,530,348)            $2,107,751
-------------------------------------------------------------------------

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax composition of dividends was as follows:

---------------------------------------------------------------------------
Ordinary income                                                $79,992,687
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Long-term capital gains                                                ---
---------------------------------------------------------------------------

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

---------------------------------------------------------------------------
Undistributed ordinary income                                     $667,527
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Undistributed long-term capital gains                                  ---
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Unrealized depreciation                                       $105,515,830
---------------------------------------------------------------------------

At year ended, there were no significant differences between the GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales and tax treatment for amortization of discount.


   At December 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $165,649,087, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year                                        Expiration Amount
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2007                                                          $1,148,442
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2008                                                         $14,429,102
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2009                                                         $61,615,797
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2010                                                         $88,455,746
-------------------------------------------------------------------------

Additionally, the Fund's net capital losses of $22,646,826 attributable to security transactions incurred after October 31, 2002, were treated as arising on January 1, 2003, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith by the using methods approved by the Trustees.

Additional information on each restricted illiquid security held at December 31, 2002 is as follows:

-------------------------------------------------------------------------
Security                               Acquisition Date      Acquisition
                                                                    Cost
-------------------------------------------------------------------------
-------------------------------------------------------------------------
AmeriTruck Distribution Corp., Sr.     11/10/1995-10/22/1997   $1,054,078
Sub. Note,
12.25%, 11/15/2005
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Clark Material Handling Corp., Sr.     11/12/1996-11/12/1997   1,843,830
Note,
10.75%, 11/15/2006
-------------------------------------------------------------------------
Condor Systems, Inc., Sr. Sub. Note,       4/8/1999              500,000
 11.875%, 5/1/2009
-------------------------------------------------------------------------
-------------------------------------------------------------------------
CVC Claims Litigation LLC, Class B                             1,676,091
Units                                  3/26/1997-5/20/1998
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Dyersburg Corp., Sr. Sub. Note,
9.75%, 9/1/2007                        9/3/1997-9/15/1997        683,438
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Magellan Health Services, Inc., Sr.
Sub Note,
9.00%, 2/15/2008                       7/30/2001-5/16/2002     1,685,469
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Magellan Health Services, Inc., Sr.
Note,
9.375%, 11/15/2007                     5/23/2001-2/15/2002     2,420,813
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Simonds Industries, Inc., Sr. Sub.
Note,
10.25%, 7/1/2008                       6/15/2000-9/25/2001     1,692,000
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Sleepmaster LLC, Company Guarantee,
 11.00%, 5/15/2009                     5/12/1999-12/13/1999      958,125
-------------------------------------------------------------------------
-------------------------------------------------------------------------
The Holt Group, Inc., Company          1/14/1998-3/13/1998     1,067,313
Guarantee, 9.75%, 1/15/2006
-------------------------------------------------------------------------



Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


Other
Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended December 31,                   2002                       2001
-------------------------
--------------------------------------------------------------------------
Shares sold                         57,741,036                 42,102,998
-------------------------
-------------------------
Shares issued to
shareholders in payment             12,855,850                 10,027,844
of distributions
declared
-------------------------
-------------------------
Shares redeemed                   (42,261,982)               (24,522,124)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
   NET CHANGE RESULTING FROM                                  28,334,904
   SHARE TRANSACTIONS                                          27,608,718
--------------------------------------------------------------------------



INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee
Federated Investment Management Company, is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

Administrative Fee
Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate net assets of all funds advised by affiliates of Federated Investors, Inc. FServ may voluntarily choose to waive any portion of its fee. FServ may terminate this voluntary waiver at any time at its sole discretion.


Transfer and Dividend Disbursing Agent Fees and Expenses
FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.


Portfolio Accounting Fees
FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended December 31, 2002, were as follows:

--------------------------------------------------------------------------
 Purchases                                                   $477,351,842
--------------------------------------------------------------------------
 Sales                                                       $286,599,647
--------------------------------------------------------------------------




REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of Federated Core Trust and
Shareholders of  High Yield Bond Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Bond Portfolio (the "Fund") (one of the portfolios constituting Federated Core Trust) as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Portfolio of Federated Core Trust at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.


                                          [GRAPHIC OMITTED]



Boston, Massachusetts
February 12, 2003